Cover	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-213608
Entity Registrant Name	ATLANTIS GLORY INC.
Entity Central Index Key	0001673504
Entity Tax Identification Number	38-3995730
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 2106
Entity Address, Address Line Two	Beautiful Group Tower
Entity Address, Address Line Three	77 Connaught Road Central
Entity Address, City or Town	Hong Kong
City Area Code	+852
Local Phone Number	4620 9298
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false